Litigations - Judicial deposits (Details) $ in Millions, R$ in Billions	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Judicial deposits
Deposits with court		$ 1,268	$ 3,133
Bank guarantees for judicial deposits	R$ 11.3	2,200
Tax litigation
Judicial deposits
Deposits with court		988	1,278
Civil litigation
Judicial deposits
Deposits with court		85	86
Labor litigation
Judicial deposits
Deposits with court		177	246
Environmental litigation
Judicial deposits
Deposits with court		$ 18	41
Brumadinho event
Judicial deposits
Deposits with court			$ 1,482